Other Non-Current Liabilities (Details) - Schedule of Other Non-Current Liabilities - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of other Non-Current Liabilities [Abstract]
Product warranty – non-current	$ 34,011	$ 37,536	$ 15,060
Deferred subsidy income – non-current	2,222	2,286	1,221
Total	$ 36,233	$ 39,822	$ 110,597